Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Income tax
Schedule of income tax in consolidated statements of operations

	2023		2022		2021
Current income tax expense	US$	(21,939)	US$	(15,456)	US$	(17,903)
Deferred income tax benefit (expense)		22,316		67,595		(12,670)	(1)
Total income tax benefit (expense)	US$	377	US$	52,139	US$	(30,573)

(1)    Includes translation effect by US$ (118)

Schedule of income tax in consolidated statements of OCI

	2023		2022		2021
Deferred income tax related to items recognized in OCI during the year
Net gain (loss) cash flow hedges	US$	362	US$	(80)	US$	(274)
Remeasurement gain (loss) of employee benefits		32		(79)		138
Benefit (expense) deferred income tax recognized in OCI	US$	394	US$	(159)	US$	(136)

Schedule of reconciliation of corporate income tax rate to effective tax rate

	2023		%	2022		%	2021		%
Statutory income tax rate	US$	2,233	30.00%	US$	(39,709)	30.00%	US$	41,108	30.00%
Amendment tax return effects and other tax adjustments		7,074	95.05%		1,242	(0.94)%		(29)	(0.02)%
Inflation on furniture, intangible and equipment		(1,370)	(18.41)%		(309)	0.23%		(2,323)	(1.70)%
Inflation of tax losses		(6,734)	(90.48)%		(4,335)	3.28%		(1,971)	(1.44)%
Foreign countries difference with Mexican statutory rate		21	0.28%		(9)	0.00%		124	0.10%
Annual inflation adjustment		(3,262)	(43.83)%		(11,200)	8.46%		(7,971)	(5.82)%
Effect of unrecognized (recognized) NOLs		3,030	40.71%		7	0.00%		(434)	(0.32)%
Non-deductible expenses		26,132	351.15%		7,695	(5.81)%		2,069	1.51%
Difference in Foreign Exchange losses for tax purposes		(27,501)	(369.53)%		(5,521)	4.17%		—	—
	US$	(377)	(5.06)%	US$	(52,139)	39.39%	US$	30,573	22.31%

Schedule of consolidated deferred taxes

	For the years ended December 31
	2023		2022
Deferred income tax assets:
Lease liability	US$	899,011	US$	755,855
Unearned transportation revenue		13,392		58,010
Aircraft and engine lease return obligation		86,696		77,007
Tax losses available for offsetting against future taxable income		39,360		38,387
Intangible		23,190		29,687
Allowance for doubtful accounts		411		4,854
Other financing agreements		45,919		—
Employee benefits		4,220		2,486
Employee profit sharing		375		134
Derivative financial instruments		121		—
Provisions		52,848		—
		1,165,543		966,420
Deferred income tax liabilities:
Right of use asset		735,092		571,521
Supplemental rent		72,521		55,479
Rotable spare parts, furniture and equipment, net		120,846		120,561
Provisions		—		7,345
Inventories		4,835		4,594
Other prepayments		2,602		376
Derivative Financial instruments		—		33
Prepaid expenses and other assets		9,331		8,963
		945,227		768,872
	US$	220,316	US$	197,548

Schedule of components of deferred taxes in the consolidated statement of financial position

	2023		2022

Deferred income tax assets	US$	236,026	US$	208,010
Deferred income tax liabilities		(15,710)		(10,462)
Deferred income tax assets, net	US$	220,316	US$	197,548

Schedule of reconciliation of deferred tax liability, net

	2023		2022
Opening balance as of January 1,	US$	197,548	US$	130,081
Deferred income tax benefit during the current year recorded on profits		22,316		67,595
Deferred income tax benefit (expense) during the current year recorded in accumulated other comprehensive loss		394		(159)
Conversion effects		58		31
Closing balance as of December 31,	US$	220,316	US$	197,548

Schedule of available tax carry-forwards

An analysis of the available tax losses carry-forward of the Company at December 31, 2023 is as follows:

Year	Historical		Adjusted		Amortized		Amount outstanding to		Year of
of loss	Losses		losses		losses		amortize		expiration
2019	US$	291	US$	356	US$	249	US$	107	2029
2020		3,345		3,871		799		3,072	2030
2021		670		780		—		780	2031
2022		127,127		136,393		14,477		121,916	2032
2022		6,025		6,025		699		5,326	2025
2023		9,504		9,504		—		9,504	2026
	US$	146,962	US$	156,929	US$	16,224	US$	140,705

A breakdown of available tax loss carry-forward of Controladora and its subsidiaries as of December 31, 2023, is as follows:

	Historical		Adjusted		Amortized		Total amount
	loss		losses		losses		outstanding to amortize
Concesionaria	US$	126,855	US$	136,100	US$	14,477	US$	121,623
Vuela Aviación		15,529		15,529		699		14,830
Comercializadora		3,202		3,897		249		3,648
Viajes Vuela		1,376		1,403		799		604
	US$	146,962	US$	156,929	US$	16,224	US$	140,705
Unrecognized Net Operating Losses (NOLs)								(9,504)
							US$	131,201
Tax rate								30%
Deferred income tax							US$	39,360

Schedule of tax balances

	2023
(Cuenta de capital de aportación “CUCA”)	US$	330,378
(Cuenta de Utilidad Fiscal Neta “CUFIN”(1))		260,187
(1) The calculation comprises all the subsidiaries of the Company.